Shareholders' Equity (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Total number of treasury stock	65,647	4,687,218
Total carrying amount of treasury stock	$ 2,643	$ 61,085
Common shares
Disclosure of classes of share capital [line items]
Total number of treasury stock	65,647	65,647
Preferred shares
Disclosure of classes of share capital [line items]
Total number of treasury stock	0	4,621,571